Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues	$ 1,445,000		$ 510,000
Cost of revenues	1,300,500		459,000
Gross profit	144,500		51,000
Operating expenses
Selling, general and administrative	5,868	$ 62	866	$ 1,055
Professional fees	58,405	7,351	52,382	42,373
Total operating expenses	64,273	7,413	53,248	43,428
Income (loss) from operations	80,227	(7,413)
Income (loss) before provision for income taxes	80,227	(7,413)	(2,248)	(43,428)
Provision for income taxes	0	0	0	0
Net income (loss)	$ 80,227	$ (7,413)	$ (2,248)	$ (43,428)
Basic and diluted loss per share of common stock (in dollars per share)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares of common stock outstanding (in shares)	47,660,000	47,160,000	47,173,699	47,160,000